Business segment information (Tables)	12 Months Ended
Mar. 31, 2012
Components of Sales and Operating Revenue

Sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Sales and operating revenue:
Consumer Products & Services —
Customers	3,638,137	3,771,610	3,061,214
Intersegment	74,228	78,223	75,543

Total	3,712,365	3,849,833	3,136,757
Professional, Device & Solutions —
Customers	1,080,984	1,066,574	967,603
Intersegment	438,002	436,690	346,168

Total	1,518,986	1,503,264	1,313,771
Pictures —
Customers	705,237	599,654	656,097
Intersegment	—	312	1,624

Total	705,237	599,966	657,721
Music —
Customers	511,097	457,771	430,751
Intersegment	11,519	12,972	12,038

Total	522,616	470,743	442,789
Financial Services —
Customers	838,300	798,495	868,971
Intersegment	13,096	8,031	2,924

Total	851,396	806,526	871,895
Sony Mobile —
Customers	—	—	77,732
Intersegment	—	—	—

Total	—	—	77,732
All Other —
Customers	379,862	377,822	378,071
Intersegment	80,904	70,004	64,598

Total	460,766	447,826	442,669
Corporate and elimination	(557,368)	(496,885)	(450,122)

Consolidated total	7,213,998	7,181,273	6,493,212

Components of Segment Profit or Loss

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Operating income (loss):
Consumer Products & Services	(101,403)	10,817	(229,807)
Professional, Device & Solutions	(35,435)	27,650	(20,194)
Pictures	42,814	38,669	34,130
Music	36,513	38,927	36,887
Financial Services	162,492	118,818	131,421
Sony Mobile	(34,514)	4,155	31,407
All Other	(4,976)	7,116	(3,546)

Total	65,491	246,152	(19,702)
Corporate and elimination	(33,719)	(46,331)	(47,573)

Consolidated operating income (loss)	31,772	199,821	(67,275)
Other income	43,834	44,966	23,478
Other expenses	(48,694)	(39,774)	(39,389)

Consolidated income (loss) before income taxes	26,912	205,013	(83,186)

Components of Other Significant Items

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Equity in net income (loss) of affiliated companies:
Consumer Products & Services	387	7,214	(64,078)
Professional, Device & Solutions	(1,034)	(130)	(198)
Pictures	4,347	2,483	(516)
Music	(80)	(265)	(372)
Financial Services	(1,345)	(1,961)	(1,252)
Sony Mobile	(34,514)	4,155	(57,680)
All Other	2,004	2,566	2,399

Consolidated total	(30,235)	14,062	(121,697)

Depreciation and amortization:
Consumer Products & Services	100,710	68,579	69,717
Professional, Device & Solutions	142,411	122,057	124,956
Pictures	8,427	7,996	10,825
Music	13,427	12,166	10,789
Financial Services, including deferred insurance acquisition costs	56,531	62,077	56,322
Sony Mobile	—	—	869
All Other	22,452	20,805	16,656

Total	343,958	293,680	290,134
Corporate	27,046	31,686	29,460

Consolidated total	371,004	325,366	319,594

Sales and Operating Revenue to External Customers by Product Category in CPS and PDS Segments

The following table includes a breakdown of sales and operating revenue to external customers by product category in the CPS and PDS segments. The CPS and PDS segments are each managed as a single operating segment by Sony’s management.

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Sales and operating revenue:
Consumer Products & Services
Televisions	1,005,773	1,200,491	840,359
Home Audio and Video	302,678	285,297	241,885
Digital Imaging	664,502	642,570	497,957
Personal and Mobile Products	809,369	828,375	722,301
Game	840,711	798,405	744,285
Other	15,104	16,472	14,427

Total	3,638,137	3,771,610	3,061,214
Professional, Device & Solutions
Professional Solutions	295,360	287,394	280,645
Semiconductors	299,715	358,396	375,891
Components	476,097	410,090	297,108
Other	9,812	10,694	13,959

Total	1,080,984	1,066,574	967,603
Pictures	705,237	599,654	656,097
Music	511,097	457,771	430,751
Financial Services	838,300	798,495	868,971
Sony Mobile	—	—	77,732
All Other	379,862	377,822	378,071
Corporate	60,381	109,347	52,773

Consolidated total	7,213,998	7,181,273	6,493,212

Sales and Operating Revenue Attributed to Countries Based on Location of Customers and Long-Lived Assets

Sales and operating revenue attributed to countries based on location of external customers for the fiscal years ended March 31, 2010, 2011 and 2012 and property, plant and equipment, net as of March 31, 2011 and 2012 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2010	2011	2012
Sales and operating revenue:
Japan	2,099,297	2,152,552	2,104,669
United States	1,595,016	1,443,693	1,211,849
Europe	1,644,698	1,539,432	1,268,258
China	485,512	562,048	495,101
Asia-Pacific	708,061	726,364	636,489
Other Areas	681,414	757,184	776,846

Total	7,213,998	7,181,273	6,493,212

	Yen in millions
	March 31
	2011	2012
Property, plant and equipment, net:
Japan	684,031	699,647
United States	95,157	82,914
Europe	39,602	55,192
China	39,936	39,388
Asia-Pacific	46,894	37,060
Other Areas	19,248	16,797

Total	924,868	930,998

Major Areas in each Geographic Segment excluding Japan, United States and China

Major areas in each geographic segment excluding Japan, United States and China are as follows:

(1) Europe:	United Kingdom, France, Germany, Russia, Spain and Sweden
(2) Asia-Pacific:	India, South Korea and Oceania
(3) Other Areas:	The Middle East/Africa, Brazil, Mexico and Canada